UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	2/28

Date of reporting period:	8/31/26

Item 1. Reports to Stockholders.

FM Compounders Equity ETF

(FMCE) NYSE Arca, Inc.

Semi-Annual Shareholder Report - August 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about FM Compounders Equity ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://fmexcelsioretfs.com/fmce/details/. You can also request this information by contacting us at 1-888-530-2448.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FM Compounders Equity ETF	$37	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

For the six months ended August 31, 2026, the FM Compounders Equity ETF (“FMCE”) returned 10.22% vs 7.97% for the S&P 500 Equal Weight Index. FMCE’s outperformance during the period was driven largely by its exposure to semi-conductors relative to the benchmark.

The largest contributors to FMCE's performance in the period (enumerated with return contribution) were: INTC +5.49%, MSFT +1.31%, PSX +1.25%, KKR +1.11% and UNH +0.97%. The largest performance detractors in the period were: HONA -1.35%, WOLF -1.19%, BSX -1.02%, AZO -0.62%, and BL -0.46%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FM Compounders Equity ETF - NAV
S&P 500® Equal Weight Index
$15,000
$10,000
$5,000
$0
$12,309
$11,937
11/08/24
11/30/24
02/28/25
05/31/25
08/31/25
11/30/25
02/28/26
05/31/26
08/31/26

Table Summary
	FM Compounders Equity ETF - NAV	S&P 500® Equal Weight Index
11/08/24	$10,000	$10,000
11/30/24	$10,304	$10,195
02/28/25	$10,274	$9,831
05/31/25	$10,322	$9,685
08/31/25	$10,729	$10,387
11/30/25	$10,833	$10,601
02/28/26	$10,831	$11,400
05/31/26	$11,600	$11,664
08/31/26	$11,937	$12,309

Average Annual Total Returns

Table Summary
	6 Months	1 Year	Since Inception (November 8, 2024)
FM Compounders Equity ETF - NAV	10.22%	11.26%	10.27%
S&P 500® Equal Weight Index	7.97%	18.50%	12.16%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-888-530-2448.

Fund Statistics

Table Summary
Net Assets	$69,405,829
Number of Portfolio Holdings	31
Advisory Fee	$233,136
Portfolio Turnover	30%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	84.3%
Money Market Funds	15.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 33.1%
Money Market Funds 15.7%
Financials 15.0%
Industrials 13.1%
Communications 6.9%
Consumer Discretionary 4.3%
Health Care 4.1%
Energy 3.1%
Materials 2.4%
Consumer Staples 2.3%
Liabilities in Excess of Other Assets 0.0%*

Table Summary
Value	Value
Liabilities in Excess of Other Assets	0.0%Footnote Reference*
Consumer Staples	2.3%
Materials	2.4%
Energy	3.1%
Health Care	4.1%
Consumer Discretionary	4.3%
Communications	6.9%
Industrials	13.1%
Financials	15.0%
Money Market Funds	15.7%
Technology	33.1%
Footnote	Description
Footnote*	Percentage rounds to greater than (0.1%)

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Goldman Sachs Financial Square Government Fund, Institutional Shares	15.7%
Microsoft Corporation	5.9%
KKR & Company, Inc.	5.8%
Visa, Inc., Class A	4.9%
GE Aerospace Company	4.5%
Amazon.com, Inc.	4.3%
Berkshire Hathaway, Inc., Class B	4.2%
Intel Corporation	4.2%
Thermo Fisher Scientific, Inc.	4.1%
Honeywell Aerospace Inc.	3.9%

Material Fund Changes

No material changes occurred during the period ended August 31, 2026.

FM Compounders Equity ETF

Semi-Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fmexcelsioretfs.com/fmce/details/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083126-FMCE

FM Focus Equity ETF

(FMCX) NYSE Arca, Inc.

Semi-Annual Shareholder Report - August 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about FM Focus Equity ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://fmexcelsioretfs.com/fmcx/details/. You can also request this information by contacting us at 1-888-530-2448.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FM Focus Equity ETF	$37	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

For the six months ended August 31, 2026, the FM Focus Equity ETF (“FMCX”) returned 9.37% vs. 12.37% for the S&P 500 TR Index. FMCX underperformed during the period due to a lower aggregate exposure to semi-conductors relative to the benchmark.

The largest contributors to FMCX's performance in the period (enumerated with return contribution) were: INTC +4.65%, MSFT +1.71%, KKR +1.23% and CRM +1.05%. The largest performance detractors in the period were: HONA -1.35%, WOLF -1.20%, BSX -1.02%, AZO -0.62%, and BL -0.47%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FM Focus Equity ETF - NAV
S&P 500® Index
$20,000
$15,000
$10,000
$5,000
$0
$19,156
$15,533
04/22/22
08/31/22
02/28/23
08/31/23
02/29/24
08/31/24
02/28/25
08/31/25
02/28/26
08/31/26

Table Summary
	FM Focus Equity ETF - NAV	S&P 500® Index
04/22/22	$10,000	$10,000
08/31/22	$9,224	$9,316
02/28/23	$9,266	$9,433
08/31/23	$10,167	$10,801
02/29/24	$11,513	$12,306
08/31/24	$12,440	$13,732
02/28/25	$13,075	$14,571
08/31/25	$14,233	$15,913
02/28/26	$14,202	$17,046
08/31/26	$15,533	$19,156

Average Annual Total Returns

Table Summary
	6 Months	1 Year	Since Inception (April 22, 2022)
FM Focus Equity ETF - NAV	9.37%	9.14%	10.63%
S&P 500® Index	12.37%	20.38%	16.08%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-888-530-2448.

Fund Statistics

Table Summary
Net Assets	$119,179,097
Number of Portfolio Holdings	31
Advisory Fee	$402,745
Portfolio Turnover	24%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	88.0%
Money Market Funds	12.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	0.0%Footnote Reference*
Materials	3.2%
Health Care	4.1%
Consumer Discretionary	8.2%
Communications	8.5%
Money Market Funds	12.0%
Financials	13.2%
Industrials	14.6%
Technology	36.2%
Footnote	Description
Footnote*	Percentage rounds to greater than (0.1%)

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Goldman Sachs Financial Square Government Fund, Institutional Shares	12.0%
Microsoft Corporation	7.4%
KKR & Company, Inc.	5.9%
GE Aerospace Company	5.8%
Amazon.com, Inc.	4.6%
Salesforce, Inc.	4.5%
Berkshire Hathaway, Inc., Class A	4.4%
Intel Corporation	4.2%
Thermo Fisher Scientific, Inc.	4.1%
Honeywell Aerospace Inc.	3.9%

Material Fund Changes

No material changes occurred during the period ended August 31, 2026.

FM Focus Equity ETF

Semi-Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fmexcelsioretfs.com/fmcx/details/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083126-FMCX

(a)

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

FM Focus Equity ETF(FMCX)

FM Compounders Equity ETF(FMCE)

Semi-Annual Financial Statements
and Additional Information

August 31, 2026

FM FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.0%
	AEROSPACE & DEFENSE - 9.7%
20,702	GE Aerospace Company	$6,949,868
29,344	Honeywell Aerospace Inc.(a)	4,639,501
		11,589,369
	ASSET MANAGEMENT - 5.9%
63,975	KKR & Company, Inc.	7,019,337

	CHEMICALS - 3.1%
7,699	Linde PLC	3,769,276

	E-COMMERCE DISCRETIONARY - 4.6%
21,194	Amazon.com, Inc.(a)	5,505,565

	ELECTRICAL EQUIPMENT - 2.9%
3,800	GE Vernova, Inc.	3,414,414
1	Honeywell International, Inc.	107
		3,414,521
	INSURANCE - 7.3%
7	Berkshire Hathaway, Inc., Class A(a)	5,296,550
10,116	Chubb Ltd.	3,425,278
		8,721,828

	INTERNET MEDIA & SERVICES - 8.5%
5,051	Alphabet, Inc., Class C	1,694,156
1,646	Alphabet, Inc., Class A	558,570
14,794	Booking Holdings, Inc.	2,945,337
15,924	Netflix, Inc.(a)	1,290,640
48,378	Uber Technologies, Inc.(a)	3,659,796
		10,148,499
	MEDICAL EQUIPMENT & DEVICES - 4.1%
7,869	Thermo Fisher Scientific, Inc.	4,855,960

	RETAIL - DISCRETIONARY - 3.6%
48,255	O’Reilly Automotive, Inc.(a)	4,285,044

See accompanying notes to financial statements.

FM FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.0% (Continued)
	SEMICONDUCTORS - 14.5%
3,592	Applied Materials, Inc.	$1,646,537
1,715	ASML Holding N.V. - ADR	2,908,657
10,086	Broadcom, Inc.	3,735,249
55,316	Intel Corporation(a)	4,951,336
10,748	NVIDIA Corporation	2,372,943
61,392	Wolfspeed, Inc.(a)	1,682,141
		17,296,863
	SOFTWARE - 15.8%
17,342	Microsoft Corporation	8,797,424
17,000	Oracle Corporation	2,535,040
20,650	Salesforce, Inc.	5,318,201
4,938	Synopsys, Inc.(a)	2,170,695
		18,821,360
	TECHNOLOGY HARDWARE - 1.1%
52,030	Sony Group Corporation - ADR	1,277,857

	TECHNOLOGY SERVICES - 4.9%
6,656	S&P Global, Inc.	2,900,951
7,634	Visa, Inc., Class A	2,896,111
		5,797,062
	TRANSPORTATION & LOGISTICS - 2.0%
8,047	Union Pacific Corporation	2,419,491

	TOTAL COMMON STOCKS (Cost $77,077,982)	104,922,032

See accompanying notes to financial statements.

FM FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENT — 12.0%
	MONEY MARKET FUND - 12.0%
14,314,681	Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.56% (Cost $14,314,681)(b)	$14,314,681

	TOTAL INVESTMENTS - 100.0% (Cost $91,392,663)	$119,236,713
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(c)	(57,616)
	NET ASSETS - 100.0%	$119,179,097

ADR	- American Depositary Receipt

N.V.	- Naamloze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of August 31, 2026.

(c)	Percentage rounds to greater than (0.1)%.

See accompanying notes to financial statements.

FM COMPOUNDERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 84.3%
	AEROSPACE & DEFENSE - 8.4%
9,281	GE Aerospace Company	$3,115,725
17,072	Honeywell Aerospace Inc.(a)	2,699,254
		5,814,979
	ASSET MANAGEMENT - 5.8%
36,742	KKR & Company, Inc.	4,031,332

	CHEMICALS - 2.4%
3,421	Linde PLC	1,674,853

	E-COMMERCE DISCRETIONARY - 4.3%
11,359	Amazon.com, Inc.(a)	2,950,727

	ELECTRICAL EQUIPMENT - 2.7%
2,085	GE Vernova, Inc.	1,873,435

	INSURANCE - 6.6%
5,723	Berkshire Hathaway, Inc., Class B(a)	2,884,564
7,804	Progressive Corporation (The)	1,701,896
		4,586,460
	INTERNET MEDIA & SERVICES - 6.9%
9,667	Booking Holdings, Inc.	1,924,603
9,329	Netflix, Inc.(a)	756,115
28,089	Uber Technologies, Inc.(a)	2,124,933
		4,805,651
	MEDICAL EQUIPMENT & DEVICES - 4.1%
4,578	Thermo Fisher Scientific, Inc.	2,825,084

	OIL & GAS PRODUCERS - 3.1%
8,856	Phillips 66	2,183,712

	SEMICONDUCTORS - 11.9%
1,389	Applied Materials, Inc.	636,704
1,186	ASML Holding N.V. - ADR	2,011,468
2,604	Broadcom, Inc.	964,365

See accompanying notes to financial statements.

FM COMPOUNDERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 84.3% (Continued)
	SEMICONDUCTORS - 11.9% (Continued)
32,118	Intel Corporation(a)	$2,874,882
3,547	NVIDIA Corporation	783,107
35,378	Wolfspeed, Inc.(a)	969,357
		8,239,883
	SOFTWARE - 10.0%
8,135	Microsoft Corporation	4,126,804
5,353	Oracle Corporation	798,239
3,069	Salesforce, Inc.	790,390
2,828	Synopsys, Inc.(a)	1,243,161
		6,958,594
	SPECIALTY FINANCE - 2.6%
5,474	American Express Company	1,807,351

	TECHNOLOGY HARDWARE - 1.1%
30,045	Sony Group Corporation - ADR	737,905

	TECHNOLOGY SERVICES - 10.1%
3,343	Mastercard, Inc., Class A	1,970,063
3,851	S&P Global, Inc.	1,678,420
8,857	Visa, Inc., Class A	3,360,081
		7,008,564
	TOBACCO & CANNABIS - 2.3%
8,524	Philip Morris International, Inc.	1,596,545

	TRANSPORTATION & LOGISTICS - 2.0%
4,709	Union Pacific Corporation	1,415,855

	TOTAL COMMON STOCKS (Cost $37,969,635)	58,510,930

See accompanying notes to financial statements.

FM COMPOUNDERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENT — 15.7%
	MONEY MARKET FUND - 15.7%
10,910,512	Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.56% (Cost $10,910,512)(b)	$10,910,512

	TOTAL INVESTMENTS - 100.0% (Cost $48,880,147)	$69,421,442
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(c)	(15,613)
	NET ASSETS - 100.0%	$69,405,829

ADR	- American Depositary Receipt

N.V.	- Naamloze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of August 31, 2026.

(c)	Percentage rounds to greater than (0.1)%.

See accompanying notes to financial statements.

The FM ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2026

		FM Compounders
	FM Focus Equity ETF	Equity ETF
ASSETS
Investment securities:
At cost	$91,392,663	$48,880,147
At value	$119,236,713	$69,421,442
Dividends and interest receivable	82,656	66,158
TOTAL ASSETS	119,319,369	69,487,600

LIABILITIES
Investment advisory fees payable	140,272	81,771
TOTAL LIABILITIES	140,272	81,771
NET ASSETS	$119,179,097	$69,405,829

Net Assets Consist Of:
Paid in capital	$88,239,816	$44,887,754
Accumulated earnings	30,939,281	24,518,075
NET ASSETS	$119,179,097	$69,405,829

Net Asset Value Per Share:
Net Assets	$119,179,097	$69,405,829
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,225,000	2,408,047
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)
	$36.95	$28.82

See accompanying notes to financial statements.

The FM ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended August 31, 2026

		FM Compounders
	FM Focus Equity ETF	Equity ETF
INVESTMENT INCOME
Dividends	$310,615	$218,339
Interest	191,654	145,520
Less: Foreign withholding taxes	—	(944)
TOTAL INVESTMENT INCOME	502,269	362,915

EXPENSES
Investment advisory fees	402,745	233,136
TOTAL EXPENSES	402,745	233,136

NET INVESTMENT INCOME	99,524	129,779

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	2,854,411	2,851,332
Investments	(363,328)	(286,092)
	2,491,083	2,565,240

Net change in unrealized appreciation on investments	7,644,021	3,810,976

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	10,135,104	6,376,216

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,234,628	$6,505,995

See accompanying notes to financial statements.

FM Focus Equity ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2026	Year Ended
	(Unaudited)	February 28, 2026
FROM OPERATIONS
Net investment income	$99,524	$357,056
Net realized gain on in-kind redemptions and investments	2,491,083	7,711,337
Net change in unrealized appreciation on investments	7,644,021	463,182
Net increase in net assets resulting from operations	10,234,628	8,531,575

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from earnings	(93,525)	(386,632)
Net decrease in net assets resulting from distributions to shareholders	(93,525)	(386,632)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	4,312,276	24,007,355
Cost of shares redeemed	(3,797,293)	(24,847,304)
Net increase (decrease) in net assets resulting from shares of beneficial interest	514,983	(839,949)

TOTAL INCREASE IN NET ASSETS	10,656,086	7,304,994

NET ASSETS
Beginning of Period	108,523,011	101,218,017
End of Period	$119,179,097	$108,523,011

SHARE ACTIVITY
Shares Sold	120,000	740,000
Shares Redeemed	(105,000)	(770,000)
Net increase (decrease) in shares of beneficial interest outstanding	15,000	(30,000)

See accompanying notes to financial statements.

FM Compounders Equity ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2026	Year Ended
	(Unaudited)	February 28, 2026
FROM OPERATIONS
Net investment income	$129,779	$525,169
Net realized gain on in-kind redemptions and investments	2,565,240	26,359,168
Net change in unrealized appreciation (depreciation) on investments	3,810,976	(23,956,633)
Net increase in net assets resulting from operations	6,505,995	2,927,704

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from earnings	(81,633)	(2,007,631)
Net decrease in net assets resulting from distributions to shareholders	(81,633)	(2,007,631)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	3,831,406	37,649,339
Cost of shares redeemed	(3,495,149)	(36,098,478)
Net increase in net assets resulting from shares of beneficial interest	336,257	1,550,861

TOTAL INCREASE IN NET ASSETS	6,760,619	2,470,934

NET ASSETS
Beginning of Period	62,645,210	60,174,276
End of Period	$69,405,829	$62,645,210

SHARE ACTIVITY
Shares Sold	140,000	1,490,000
Shares Redeemed	(125,000)	(1,445,000)
Net increase in shares of beneficial interest outstanding	15,000	45,000

See accompanying notes to financial statements.

FM Focus Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	August 31, 2026	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023 (1)
Net asset value, beginning of period	$33.81	$31.24	$28.07	$22.90	$25.01
Activity from investment operations:
Net investment income (2)	0.03	0.12	0.08	0.12	0.04
Net realized and unrealized gain (loss) on investments	3.14	2.57	3.75	5.41	(1.88)
Total from investment operations	3.17	2.69	3.83	5.53	(1.84)
Less distributions from:
Net investment income	(0.03)	(0.12)	(0.08)	(0.12)	(0.03)
Net realized gains	—	—	(0.58)	(0.24)	(0.24)
Total distributions	(0.03)	(0.12)	(0.66)	(0.36)	(0.27)
Net asset value, end of period	$36.95	$33.81	$31.24	$28.07	$22.90
Total return (4)(6)	9.37%	8.61%	13.57%	24.25%	(7.34)%
Net assets, at end of period (000s)	$119,179	$108,523	$101,218	$89,833	$72,243
Ratio of net expenses to average net assets (3)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets (3)	0.17%	0.34%	0.25%	0.45%	0.19%
Portfolio Turnover Rate (4)(5)	24%	67%	58%	53%	77%

(1)	The FM Focus Equity ETF commenced operations on April 22, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized for periods less than one year.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

FM Compounders Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	August 31, 2026	Year Ended	Period Ended
	(Unaudited)	February 28, 2026	February 28, 2025 (1)
Net asset value, beginning of period	$26.18	$25.63	$25.00
Activity from investment operations:
Net investment income (2)	0.05	0.22	0.12
Net realized and unrealized gain on investments	2.62	1.17	0.56
Total from investment operations	2.67	1.39	0.68
Less distributions from:
Net investment income	(0.03)	(0.22)	(0.05)
Net realized gains	—	(0.62)	—
Total distributions	(0.03)	(0.84)	(0.05)
Net asset value, end of period	$28.82	$26.18	$25.63
Total return (4)(6)	10.22%	5.42%	2.74%
Net assets, at end of period (000s)	$69,406	$62,645	$60,174
Ratio of net expenses to average net assets (3)	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets (3)	0.39%	0.84%	1.61%
Portfolio Turnover Rate (4)(5)	30%	46%	21%

(1)	The FM Compounders Equity ETF commenced operations on November 8, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized for periods less than one year.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

The FM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
August 31, 2026

1.	ORGANIZATION

The FM Focus Equity ETF (“FMCX”) and the FM Compounders Equity ETF (“FMCE”) (each a “Fund” and collectively the “Funds”) are each a non-diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund’s investment objective is to seek long-term capital appreciation. Each Fund’s investment objective is non-fundamental. FMCX and FMCE commenced operations on April 22, 2022 and November 8, 2024, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. ASU 2023-09 is intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the

The FM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2026

“Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value (“NAV”).

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or

The FM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2026

comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2026 for the Funds’ assets measured at value:

FMCX
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$104,922,032	$—	$—	$104,922,032
Short-Term Investment	14,314,681	—	—	14,314,681
Total	$119,236,713	$—	$—	$119,236,713

The FM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2026

FMCE
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$58,510,930	$—	$—	$58,510,930
Short-Term Investment	10,910,512	—	—	10,910,512
Total	$69,421,442	$—	$—	$69,421,442

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

In-Kind Seeding – The seeding (capital required to fund initial creation units to commence trading) of FMCE was provided by in-kind seeding. The particulars of the in-kind seeding are described below:

FMCE was seeded through the exchange of ETF shares for the securities held by various separately managed accounts (“SMAs”) on November 8, 2024. The transactions were structured as tax-free exchanges of shares. FMCE carried forward the historical cost basis of investments and cumulative unrealized gains and losses as reported by the SMAs prior to the transactions to align ongoing financial reporting. Investment companies carry substantially all their assets at fair value for periodic and ongoing reporting. The primary use of historical cost basis is to determine both realized and unrealized gains and losses.

The transaction resulted in the following:

Initial Fair Value of Securities
acquired by Fund	Cost Basis	Unrealized Gain (Loss)
$68,326,309	$21,025,390	$47,300,919

The above securities were contributed at fair value of $68,326,309 and unrealized appreciation of $47,300,919, in exchange for 2,733,053 shares at a NAV of $25.00.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid semi-annually for each Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually no later than December 31 of each year. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

The FM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2026

Federal Income Taxes – The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filed for open tax year ended February 28, 2024 to February 28, 2026, or expected to be taken in the Fund’s February 28, 2027 year-end tax return. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for

The FM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2026

particular products or resources, natural disasters, climate-change and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

3.	INVESTMENT TRANSACTIONS

For the six months ended August 31, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker	Purchases	Sales
FMCX	$25,040,043	$29,572,598
FMCE	$17,621,914	$21,431,148

For the six months ended August 31, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker	Purchases	Sales
FMCX	$2,764,543	$3,411,734
FMCE	$2,891,174	$3,419,647

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. First Manhattan Co. LLC (the “Adviser”) serves as the Funds’ investment adviser pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The Adviser has engaged Vident Advisory, LLC dba Vident Asset Management, as the trading sub-adviser (the “Sub-Adviser”), to trade portfolio securities for the Funds in accordance with instructions provided by the Adviser and select broker-dealers to execute purchase and sale transactions. The Trust has entered into a Custody Agreement with State Street Bank and Trust Company (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Funds.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate indicated below of each Fund’s average daily net assets. For the six months ended August 31, 2026, each Fund incurred the following in advisory fees:

Ticker	ANNUAL RATE	TOTAL ADVISORY FEE
FMCX	0.70%	$402,745
FMCE	0.70%	$233,136

The Adviser’s unitary management fee is designed to pay the Funds’ expenses and to compensate the Adviser for providing services for the Funds. Out of the unitary management fee, the Adviser pays substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, except for payment of advisory fees, any front-end or contingent deferred loads, brokerage fees and commissions, any Rule

The FM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2026

12b-1 fees, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses. The Adviser, and not the Funds’ shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser pays out of the unitary fee, UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund, paid by the Adviser out of the unitary fee.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services, as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds, paid by the Adviser out of the unitary fee.

The Trust engages an insurance broker affiliated with UFS for the purposes of assisting the Trust in obtaining its insurance policies.

Each Trustee who is not affiliated with the Trust (“Independent Trustees”) or the Adviser receives quarterly fees. For the six months ended August 31, 2026, the Independent Trustees received fees in the amount of $7,105 and $7,105 from FMCX and FMCE, respectively, paid by the Adviser.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by each Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 5,000 shares. Only Authorized Participants or transactions done through an Authorized

The FM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2026

Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depositary Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Funds are listed in the table below:

	Fee for In-Kind and Cash	Maximum Additional Variable
Ticker	Purchases	Charge for Cash Purchases*
FMCX	$100	2.00%
FMCE	$150	2.00%

*	The maximum Transaction Fee is 2.00% as a percentage of the net asset value per Creation Unit.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following periods was as follows:

For fiscal year or period ended 2/28/2026
	Ordinary	Long-Term	Return of
Ticker	Income	Capital Gains	Capital	Total
FMCX	$374,226	$12,406	$—	$386,632
FMCE	527,758	1,479,873	—	2,007,631

For fiscal year or period ended 2/28/2025
	Ordinary	Long-Term	Return of
Ticker	Income	Capital Gains	Capital	Total
FMCX	$246,098	$1,868,798	$—	$2,114,896
FMCE	139,459	—	—	139,459

As of February 28, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Ticker	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
FMCX	$—	$646,844	$—	$—	$—	$20,151,334	$20,798,178
FMCE	170,937	1,193,295	—	—	—	16,729,481	18,093,713

The FM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2026

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gains from investments is attributable to the tax deferral of losses on wash sales and adjustments for partnerships, real estate investment trusts and C-Corporation return of capital distributions.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of tax adjustments for realized gain (loss) on in-kind redemptions resulted in reclassifications for the Funds for the fiscal year ended February 28, 2026, as follows:

	Paid In	Accumulated
Ticker	Capital	Earnings (Losses)
FMCX	$6,039,538	$(6,039,538)
FMCE	24,461,664	(24,461,664)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Tax Net
		Gross Unrealized	Gross Unrealized	Unrealized
Ticker	Federal Tax Cost	Appreciation	Depreciation	Appreciation
FMCX	$91,441,358	$30,963,058	$(3,167,703)	$27,795,355
FMCE	48,880,985	22,378,953	(1,838,496)	20,540,457

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The FM ETFs
Additional Information (Unaudited)
August 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the notes of the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-530-2448, visiting the Funds’ website at www.fmexcelsioretfs.com or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of the Funds traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds during the past calendar year can be found at www.fmexcelsioretfs.com.

INVESTMENT ADVISER
First Manhattan Co. LLC
399 Park Avenue, 27th Floor
New York, NY 10022

INVESTMENT SUB-ADVISER
Vident Advisory, LLC
1125 Sanctuary Pkwy, Suite 515
Alpharetta, GA 30009

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1)        Not applicable.

(a)(2)        Not applicable.

(a)(3)        A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4)        Not applicable.

(b)             Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	11/06/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	11/06/26

By (Signature and Title)
/s/ Sam Singh
Sam Singh Principal Financial Officer/Treasurer

Date	11/06/26